SCHEDULE OF INVESTMENTS July 31, 2019 Unaudited

	Shares	Value		Shares		Value
Common Stocks—99.0%			Retail REITs (Continued)
Financials—99.0%			National Retail
Real Estate Investment Trusts (REITs) —99.0%			Properties, Inc.	595,041		$31,084,942
Diversified REITs—3.6%			Regency Centers
STORE Capital Corp.	1,043,874$	35,710,930	Corp.	657,632		43,864,055
Health Care REITs—10.9%			Simon Property
Medical Properties			Group, Inc.	172,962		28,054,436
Trust, Inc.	1,142,719	19,997,582	Weingarten Realty
National Health			Investors	804,385		22,450,385
Investors, Inc.	193,686	15,374,795				153,980,785
Ventas, Inc.	266,046	17,902,235	Specialized REITs—13.3%
Welltower, Inc.	672,123	55,866,864	American Tower
		109,141,476	Corp.	49,030		10,375,728
Hotel & Resort REITs—4.7%			Equinix, Inc.	130,379		65,463,296
Host Hotels &			Gaming & Leisure
Resorts, Inc.	1,697,492	29,519,386	Properties, Inc.	536,569		20,234,017
Park Hotels &			VICI Properties, Inc.	1,713,323		36,562,313
Resorts, Inc.	654,537	17,286,322				132,635,354
		46,805,708	Total Common Stocks (Cost
Industrial REITs—11.0%			$795,791,142)			988,727,179
First Industrial
Realty Trust, Inc.	859,065	32,807,692
Prologis, Inc.	762,324	61,450,938	Investment Company—0.5%
Rexford Industrial			Invesco
Realty, Inc.	390,111	16,150,595	Oppenheimer
		110,409,225	Institutional
Mortgage REITs—1.2%			Government
New Residential			Money Market
Investment Corp.	786,924	12,346,838	Fund, 2.29%(Cost
Office REITs—11.6%			$4,792,198)[1]	4,792,198		4,792,198
Alexandria Real
Estate Equities, Inc.	139,845	20,467,714	Total Investments,
Boston Properties,			at Value
Inc.	403,386	53,630,169	(Cost $800,583,340)	99.5%		993,519,377
Kilroy Realty Corp.	520,106	41,327,623	Net Other Assets
		115,425,506	(Liabilities)	0.5		4,581,439
Residential REITs—27.3%			Net Assets	100.0	% $	998,100,816
American Homes 4
Rent, Cl. A	1,968,468	47,656,610
AvalonBay
Communities, Inc.	324,937	67,843,596
Equity Residential	854,232	67,390,363
Invitation Homes,
Inc.	1,242,441	34,129,854
Mid-America
Apartment
Communities, Inc.	468,864	55,250,934
		272,271,357
Retail REITs—15.4%
Agree Realty Corp.	426,731	28,526,967

1 INVESCO OPPENHEIMER REAL ESTATE FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments
1. The money market fund and the Fund are affiliated by having the same investment adviser.The rate shown is the
7-day SEC standardized yield as of July 31, 2019.

2 INVESCO OPPENHEIMER REAL ESTATE FUND

NOTES TO STATEMENT OF INVESTMENTS July 31, 2019 Unaudited

1. Securities Valuation
As of July 31, 2019, all of the securities in this Fund were valued based on Level1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

3 INVESCO OPPENHEIMER REAL ESTATE FUND